Construction in Progress	6 Months Ended
Jun. 30, 2019
Construction In Progress [Abstract]
CONSTRUCTION IN PROGRESS
8.	CONSTRUCTION IN PROGRESS
Construction in progress as of June 30, 2019 and December 31, 2018 represented equipment pending installation.